PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property And Equipment
PROPERTY AND EQUIPMENT

8.	PROPERTY AND EQUIPMENT

	Buses Available for Lease (a)	Office Equipment	Right-of-Use Asset	Vehicles	Land (b)	Plant and Equipment	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2020	2,924	794	591	350	—	70	4,729
Additions	3,522	1,109	27	—	1,760	3,922	10,340
Disposals	(2,350)	—	—	—	—	—	(2,350)
Foreign exchange	19	3	2	1	—	—	25
At December 31, 2021	4,115	1,906	620	351	1,760	3,992	12,744
Additions	399	2,123	2,242	—	—	8,791	13,555
Disposals	(285)	(6)	—	—	—	—	(291)
Foreign exchange	(79)	(295)	(161)	(22)	—	—	(557)

At December 31, 2022	4,150	3,728	2,701	329	1,760	12,783	25,451

Accumulated Amortization
At December 31, 2020	791	267	312	192	—	—	1,562
Disposals	(319)	—	—	—	—	—	(319)
Depreciation	369	66	193	42	—	—	670
Foreign exchange	(2)	—	(1)	—	—	—	(3)
At December 31, 2021	839	333	504	234	—	—	1,910
Disposals	(22)	(1)	—	—	—	—	(23)
Depreciation	394	88	403	30	—	—	915
Foreign exchange	123	(25)	(46)	(16)	—	—	36

At December 31, 2022	1,334	395	861	248	—	—	2,838

Carrying Value
December 31, 2021	3,276	1,573	116	117	1,760	3,992	10,834
December 31, 2022	2,816	3,333	1,840	81	1,760	12,783	22,613

All property and equipment, with the exception of land and plant and equipment of $14,543 are pledged as part of a general security agreement to secure the credit facility described in Note 9. Additionally, the vehicles are pledged to secure vehicle loans described in Note 13.

a)	As at December 31, 2022, $573 of buses available for lease had been returned to the Company and are no longer under a lease contract with a customer (December 31, 2021: $920).

During the year ended December 31, 2022, one bus available for lease was sold to a customer with a loss of $27 being recognized in cost of sales (December 31, 2021: $542; December 31, 2020: $76).

During the year ended December 31, 2022, the Company recognized $85 in net realizable value write down for buses available for lease to reflect the net realizable value with a corresponding increase in cost of goods sold.

b)	During 2021, the Company purchased land and began construction of a new manufacturing facility in Ferndale, Washington, USA.